Summary of Significant Accounting Policies (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) segment	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Operating segment (in segment) | segment			1				1
Reportable segment (in segment)			1				1	1
Amount of insurance coverage limit	$ 250,000		$ 250,000		$ 250,000	$ 250,000	$ 250,000	$ 250,000
Extended warranty			2 years		1 year
Customer deposits	7,988,974		$ 7,988,974		$ 8,130,324	8,130,324	8,130,324	8,130,324	$ 8,326,469
Deferred revenue	980,696		980,696		3,762,501	3,762,501	3,762,501	3,762,501	7,864,392
Accounts receivable gross	638,268		638,268		47,428	47,428	47,428	47,428	138,541
Allowance for doubtful accounts	31,913		31,913		2,406	2,406	2,406	2,406	138,541
Net trade accounts receivable	606,355		606,355		45,022	45,022	45,022	45,022
Inventory	7,918,552		7,918,552		11,181,806	11,181,806	11,181,806	11,181,806	9,607,766
Unrecognized tax benefits	0		0		0	0	0	0	0
Accrued for interest
Percentage of deferred revenue					50.00%	50.00%	50.00%	50.00%
Impairments
Advertising and marketing costs	$ 281,503	$ 284,572	$ 572,382	$ 627,981		$ 1,171,696			$ 641,831
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Total consideration percentage	25.00%		25.00%		25.00%	25.00%	25.00%	25.00%
Estimated useful life	5 years		5 years		5 years	5 years	5 years	5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Total consideration percentage	50.00%		50.00%		50.00%	50.00%	50.00%	50.00%
Estimated useful life	15 years		15 years		15 years	15 years	15 years	15 years
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue			10.00%					10.00%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue			64.00%					84.00%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue								10.00%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of revenue								84.00%	10.00%
Previously Reported [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred revenue					$ 3,672,501	$ 3,672,501	$ 3,672,501	$ 3,672,501